Other current assets - Schedule Of Other Current Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Other Current Assets [Line Items]
Tax recoverable	€ 10,935	€ 10,164	€ 10,449
Advances and payments on account to vendors	5,532	7,238	7,496
Prepaid expenses	5,809	6,205	5,491
Deposits of rental, utility and other	2,017	2,055	1,766
Governmental grants	7,247		9,462
Other	5,105	4,805	7,042
Total other current assets	€ 36,645	€ 30,467	€ 41,706